Commitments and Contingencies Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 45,400	$ 43,700	$ 45,600
Operating Leases, Income Statement, Sublease Revenue	$ 2,700	$ 1,000	$ 100
Operating Leases, Renewal Term	5 years
Capital Leases, Future Minimum Payments Due	$ 49,772
2017	46,249
Operating Leases, Future Minimum Payments, Due in Two Years	38,607
2019	27,396
2020	23,900
2021	20,234
Thereafter	68,093
Total minimum lease payments	$ 224,479
Maximum [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Escalation Percentage	2.00%
Minimum [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Escalation Percentage	1.00%
Corporate, Non-Segment [Member]
Operating Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	$ 107,000